Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of convertible preferred stock by class	At September 30, 2020, the Company has reserved shares of common stock for future issuance as follows:

Equity incentive plans	5,042,525
Common stock warrants	15,461
Total	5,057,986

As of December 31, 2019 and 2018, the Company’s convertible preferred stock consists of the following (in thousands, except share and per share data on a post conversion basis):

	Authorized Shares	Outstanding Shares	Carrying Value	Par Value per Share	Preference Value
Series 1	12,438,704	12,433,953	$39,658	$0.001	$40,000
Series 2	7,507,699	7,499,996	30,000	$0.001	30,000
Series 3	4,000,000	4,000,000	16,000	$0.001	16,000
Total	23,946,403	23,933,949	$85,658		$86,000
At December 31, 2019, the Company has reserved shares of common stock for future issuance as follows:

Conversion of convertible preferred stock	23,946,403
Stock option plans	4,023,826
Common stock warrants	15,461
Total	27,985,690

Schedule of stockholders' equity note, warrants or rights
At September 30, 2020, the following warrants to purchase common stock were outstanding:

Number of Shares	Exercise Price	Expiration Date
6,046	$34.74	November 2020
6,046	$34.74	5 years after an initial public offering of the Company
3,369	$54.41	5 years after an initial public offering of the Company
15,461

At December 31, 2019, the following warrants to purchase common stock were outstanding:

Number of Shares	Exercise Price	Expiration Date
6,046	$34.74	November 2020
6,046	$34.74	5 years after an initial public offering of the Company
3,369	$54.41	5 years after an initial public offering of the Company
15,461